Debt (Details) $ in Millions, $ in Millions		6 Months Ended
	Jul. 22, 2025 USD ($)	Jun. 30, 2025 USD ($) item	Jun. 30, 2025 CAD ($)
Credit Facility
Revolving term credit facility
Size of facility		$ 1,000.0
Accordion feature		250.0
Drawdowns		$ 0.0
Credit Facility | Subsequent borrowings under credit facilities
Revolving term credit facility
Drawdowns	$ 175.0
Letter of credit
Revolving term credit facility
Number of letter of credit | item		4
Maximum borrowing capacity		$ 48.4	$ 66.0